Note 3 - Public Offering (Details Textual) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 01, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Proceeds from Issuance or Sale of Equity, Net			$ 0	$ 31,497,463
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		4,133,400		4,133,400	4,133,400
Public Offering [Member]
Number of Units, One, Issued (in shares)	4,133,400
Number of Units, Two, Issued (in shares)	5,066,600
Shares Issued, Price Per Share, One (in dollars per share)	$ 3.75
Shares Issued, Price Per Share, Two (in dollars per share)	$ 3.7499
Proceeds from Issuance or Sale of Equity, Net	$ 31,500,000
Payments of Stock Issuance Costs	$ 3,000,000.0
Public Offering [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	4,133,400
Over-Allotment Option [Member]
Number of Units, One, Issued (in shares)	1,200,000
Pre-Funded Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	5,066,600	5,066,600		5,066,600	1,033,300
Investor Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4.125
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	0.75
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	6,900,000